Capital Stock and Changes in Capital Accounts (Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	6,793,836	7,866,589	9,514,649
Granted	2,300,000	1,750,000	1,470,000
Vested	(2,996,334)	(2,822,753)	(3,118,060)
Non vested restricted common stock, ending balance	6,097,502	6,793,836	7,866,589
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 3.45	$ 3.07	$ 2.83
Weighted Average Grant Date Fair Value, Granted	2.96	4.54	4.15
Weighted Average Grant Date Fair Value, Vested	3.38	3.05	2.86
Weighted Average Grant Date Fair Value, ending balance	$ 3.30	$ 3.45	$ 3.07